Notes Payable - Related Party (Tables)	6 Months Ended
Jun. 30, 2015
Notes Payable - Related Party and Convertible Bond Payable - Related Party [Abstract]
Summary of notes payable to related parties

	June 30,	December 31,
	2015	2014	2013

Non-Interest Bearing Loan Payable Sunrise Financial Group Inc.	$38,235	$38,235	$-
Note Payable ML Group	17,500	18,963	21,557
6% Promissory Note payable to NLBDIT 2010 Enterprises, LLC	44,879	42,753	-
5% Note Payable - Sune Olsen Holding ApS	-	-	521,390
5% Note Payable - Sune Olsen	-	-	185,054
Total Notes Payable – Related Party	100,614	99,951	728,001
Less Current Maturities	(100,614)	(99,951)	(728,001)
Note Payables – Related Party Long Term	$-	$-	$-

Schedule of future maturities of long-term debt
Year ending June 30,
2016	$100,614
2017	-
2018	-
2019	-
2020	-
Thereafter	-
$100,614